Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

January 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV6-QTLY-0320
1.9867762.104

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.9%
		Shares	Value
Argentina - 0.1%
Banco Macro SA sponsored ADR		32,320	$991,254
Grupo Financiero Galicia SA sponsored ADR		72,357	1,038,323
Telecom Argentina SA Class B sponsored ADR (a)		61,529	694,047
YPF SA Class D sponsored ADR		123,711	1,161,646

TOTAL ARGENTINA			3,885,270

Bailiwick of Jersey - 0.1%
Polymetal International PLC		149,401	2,528,747
Belgium - 0.0%
Titan Cement International Trading SA (b)		30,366	621,685
Bermuda - 0.7%
Alibaba Health Information Technology Ltd. (b)		2,555,000	3,559,579
Alibaba Pictures Group Ltd. (b)		10,240,000	1,448,548
Beijing Enterprises Water Group Ltd.		3,476,000	1,545,846
Brilliance China Automotive Holdings Ltd.		2,136,000	1,893,161
China Gas Holdings Ltd.		1,295,700	5,118,550
China Oriental Group Co. Ltd. (H Shares)		341	117
China Resource Gas Group Ltd.		630,000	3,320,453
Cosco Shipping Ports Ltd.		1,177,745	833,017
Credicorp Ltd. (United States)		48,393	9,997,026
GOME Electrical Appliances Holdings Ltd. (a)(b)		6,457,000	592,514
Haier Electronics Group Co. Ltd.		891,000	2,676,315
Kunlun Energy Co. Ltd.		2,435,000	1,886,088
Luye Pharma Group Ltd. (c)		786,500	504,559
Nine Dragons Paper (Holdings) Ltd.		1,135,000	1,072,587
Shenzhen International Holdings Ltd.		665,521	1,329,417

TOTAL BERMUDA			35,777,777

Brazil - 4.1%
Ambev SA		3,362,298	14,014,155
Atacadao Distribuicao Comercio e Industria Ltda		280,700	1,480,646
B2W Companhia Global do Varejo (b)		148,364	2,466,613
Banco Bradesco SA		775,706	5,678,416
Banco do Brasil SA		611,505	6,930,942
Banco Santander SA (Brasil) unit		294,300	2,891,048
BB Seguridade Participacoes SA		497,758	4,042,410
BM&F BOVESPA SA		1,463,480	16,471,241
BR Malls Participacoes SA		553,316	2,377,298
Brasil Foods SA (b)		404,669	2,886,713
BTG Pactual Participations Ltd. unit		162,800	2,851,072
CCR SA		860,512	3,665,002
Centrais Eletricas Brasileiras SA (Electrobras) (b)		31,097	284,496
Centrais Eletricas Brasileiras SA (Electrobras)		33,205	316,884
Centrais Eletricas Brasileiras SA (Electrobras)		185,800	1,701,554
Centrais Eletricas Brasileiras SA (Electrobras) rights 12/17/19 (b)		31,097	3,848
Cielo SA		876,531	1,447,035
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		244,100	3,476,883
Companhia Siderurgica Nacional SA (CSN)		441,200	1,328,978
Cosan SA Industria e Comercio		112,900	2,101,090
Drogasil SA		164,200	4,762,743
Embraer SA		502,800	2,129,732
Energisa SA unit		120,700	1,554,901
ENGIE Brasil Energia SA		144,620	1,757,687
Equatorial Energia SA		607,900	3,384,004
Hapvida Participacoes e Investimentos SA (c)		156,800	2,199,359
Hypermarcas SA		271,000	2,250,845
IRB Brasil Resseguros SA		498,800	5,221,408
JBS SA		776,400	5,000,026
Klabin SA unit		494,400	2,395,461
Kroton Educacional SA		1,052,382	2,855,433
Localiza Rent A Car SA		431,311	5,401,207
Lojas Americanas SA		5,097	32,789
Lojas Renner SA		566,794	7,603,399
Magazine Luiza SA		520,352	6,779,910
Multiplan Empreendimentos Imobiliarios SA		197,519	1,599,486
Natura & Co. Holding SA		463,088	5,144,942
Notre Dame Intermedica Participacoes SA		343,400	5,629,784
Petrobras Distribuidora SA		494,900	3,328,146
Petroleo Brasileiro SA - Petrobras (ON)		2,103,965	14,910,414
Porto Seguro SA		68,700	1,060,835
Rumo SA (b)		775,400	4,200,551
Sul America SA unit		204,252	3,004,688
Suzano Papel e Celulose SA		386,619	3,581,277
TIM Participacoes SA		606,200	2,370,955
Ultrapar Participacoes SA		512,838	3,024,865
Vale SA		2,252,006	26,434,489
Weg SA		597,140	5,495,093

TOTAL BRAZIL			209,530,753

Cayman Islands - 15.1%
3SBio, Inc. (b)(c)		889,500	1,129,837
51job, Inc. sponsored ADR (b)		18,754	1,353,101
58.com, Inc. ADR (b)		67,066	3,730,211
AAC Technology Holdings, Inc.		513,133	3,609,287
Agile Property Holdings Ltd.		922,000	1,213,296
Airtac International Group		85,000	1,277,611
Alibaba Group Holding Ltd. sponsored ADR (b)		1,202,598	248,444,714
Anta Sports Products Ltd.		766,000	6,668,937
Autohome, Inc. ADR Class A (a)(b)		42,041	3,215,296
Baidu.com, Inc. sponsored ADR (b)		196,461	24,274,721
Baozun, Inc. sponsored ADR (a)(b)		30,564	920,282
Best, Inc. ADR (a)(b)		138,880	737,453
Bosideng International Holdings Ltd.		2,264,000	744,339
Chailease Holding Co. Ltd.		812,601	3,351,182
China Aoyuan Property Group Ltd.		848,000	1,130,092
China Conch Venture Holdings Ltd.		1,142,100	5,078,476
China East Education Holdings Ltd. (c)		304,500	564,827
China Education Group Holdings Ltd.		413,000	505,443
China First Capital Group Ltd. (b)		2,092,000	67,192
China Hongqiao Group Ltd.		1,110,200	545,556
China Huishan Dairy Holdings Co. Ltd. (b)(d)		2,302,000	62,243
China Investment Fund International Holdings Co. Ltd.		660,000	59,430
China Liansu Group Holdings Ltd.		758,000	974,325
China Literature Ltd. (b)(c)		179,500	743,047
China Medical System Holdings Ltd.		965,000	1,284,337
China Mengniu Dairy Co. Ltd.		1,948,000	7,144,349
China Resources Cement Holdings Ltd.		1,676,000	1,875,030
China Resources Land Ltd.		1,960,812	8,156,830
China State Construction International Holdings Ltd.		1,413,500	1,123,496
China Zhongwang Holdings Ltd.		1,096,000	362,855
CIFI Holdings Group Co. Ltd.		1,925,797	1,322,370
Country Garden Holdings Co. Ltd.		5,350,260	6,765,992
Country Garden Services Holdings Co. Ltd.		850,000	2,746,064
Ctrip.com International Ltd. ADR (b)		334,126	10,735,468
Dali Foods Group Co. Ltd. (c)		1,424,300	1,001,670
ENN Energy Holdings Ltd.		558,543	6,493,010
Evergrande Real Estate Group Ltd. (a)		1,294,000	2,859,306
Future Land Development Holding Ltd.		1,540,000	1,545,994
GDS Holdings Ltd. ADR (a)(b)		44,029	2,276,740
Geely Automobile Holdings Ltd.		3,554,517	5,632,515
Genscript Biotech Corp. (b)		658,000	1,506,066
Greentown Service Group Co. Ltd.		780,000	822,861
Haidilao International Holding Ltd. (a)(c)		259,000	994,896
Haitian International Holdings Ltd.		446,000	964,255
Hansoh Pharmaceutical Group Co. Ltd. (c)		328,000	1,161,234
Hengan International Group Co. Ltd.		504,900	3,677,764
Huazhu Group Ltd. ADR		93,781	3,235,445
Hutchison China Meditech Ltd. sponsored ADR (b)		42,486	1,043,031
HUYA, Inc. ADR (a)(b)		42,811	765,461
Innovent Biolgics, Inc. (b)(c)		532,000	2,040,628
iQIYI, Inc. ADR (a)(b)		89,587	1,992,415
JD.com, Inc. sponsored ADR (b)		524,049	19,751,407
Jiayuan International Group Ltd.		470	169
Kaisa Group Holdings Ltd.		1,670,000	692,507
Kingboard Chemical Holdings Ltd.		449,900	1,183,883
Kingboard Laminates Holdings Ltd.		744,500	760,643
Kingdee International Software Group Co. Ltd.		1,637,000	1,748,079
Kingsoft Corp. Ltd. (b)		583,000	1,761,878
KWG Property Holding Ltd.		878,000	1,136,961
Lee & Man Paper Manufacturing Ltd.		904,000	624,399
Li Ning Co. Ltd.		1,391,500	4,063,707
Lijun International Pharmaceutical Holding Ltd.		1,054,000	963,336
Logan Property Holdings Co. Ltd.		949,000	1,434,503
Longfor Properties Co. Ltd. (c)		1,260,200	5,318,237
Meituan Dianping Class B (b)		718,300	9,093,560
Momo, Inc. ADR		106,690	3,264,714
NetEase, Inc. ADR		50,486	16,193,889
New Oriental Education & Technology Group, Inc. sponsored ADR (b)		101,063	12,284,208
Nexteer Auto Group Ltd.		606,000	445,516
NIO, Inc. sponsored ADR (a)(b)		465,949	1,761,287
Noah Holdings Ltd. sponsored ADR (a)(b)		23,612	801,155
Pinduoduo, Inc. ADR (b)		137,194	4,831,973
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		227,300	1,932,787
Qudian, Inc. ADR (a)(b)		106,033	305,375
Semiconductor Manufacturing International Corp. (b)		2,148,100	3,922,297
Shenzhou International Group Holdings Ltd.		531,700	7,028,980
Shimao Property Holdings Ltd.		813,200	2,624,194
Shui On Land Ltd.		2,304,000	459,312
SINA Corp. (b)		44,310	1,716,569
Sino Biopharmaceutical Ltd.		4,914,500	6,489,971
SOHO China Ltd.		1,432,500	546,166
Sunac China Holdings Ltd.		1,730,000	8,343,906
Sunny Optical Technology Group Co. Ltd.		504,900	8,023,071
TAL Education Group ADR (b)		273,700	13,657,630
Tencent Holdings Ltd.		4,073,900	194,285,130
Tencent Music Entertainment Group ADR (b)		64,738	821,525
Tingyi (Cayman Islands) Holding Corp.		1,389,000	2,343,310
Towngas China Co. Ltd.		694,414	430,184
Uni-President China Holdings Ltd.		898,000	914,007
Vipshop Holdings Ltd. ADR (b)		311,445	3,964,695
Want Want China Holdings Ltd.		3,490,418	2,881,167
Weibo Corp. sponsored ADR (a)(b)		39,292	1,674,625
Wuxi Biologics (Cayman), Inc. (b)(c)		396,000	5,008,561
Xiaomi Corp. Class B (b)(c)		5,519,600	8,089,358
Xinyi Solar Holdings Ltd.		2,272,751	1,588,311
Yihai International Holding Ltd.		333,000	1,871,150
Yuzhou Properties Co.		1,181,075	544,939
YY, Inc. ADR (b)		41,088	2,487,057
Zhen Ding Technology Holding Ltd.		372,000	1,430,852
Zhenro Properties Group Ltd.		934,000	577,480
Zhongsheng Group Holdings Ltd. Class H		395,600	1,455,941
ZTO Express (Cayman), Inc. sponsored ADR		224,572	4,877,704

TOTAL CAYMAN ISLANDS			768,343,245

Chile - 0.5%
Aguas Andinas SA		1,895,332	710,483
Banco de Chile		32,429,977	3,193,155
Banco de Credito e Inversiones		35,413	1,478,514
Banco Santander Chile		47,074,113	2,328,707
Cencosud SA		1,015,707	1,256,466
Colbun SA		5,626,995	819,124
Compania Cervecerias Unidas SA		107,008	944,660
Compania de Petroleos de Chile SA (COPEC)		276,959	2,521,112
CorpBanca SA		109,701,455	533,223
Empresa Nacional de Telecomunicaciones SA (ENTEL) (b)		108,026	708,655
Empresas CMPC SA		800,670	1,835,848
Enel Chile SA		19,687,893	1,867,189
Enersis SA		27,065,570	5,333,301
LATAM Airlines Group SA		172,718	1,434,749
S.A.C.I. Falabella		538,540	2,112,977

TOTAL CHILE			27,078,163

China - 10.0%
A-Living Services Co. Ltd. (H Shares) (c)		275,250	911,247
Accelink Technologies Co. Ltd. (A Shares)		33,600	137,592
AECC Aero-Engine Control Co. Ltd. (A Shares)		63,900	117,117
Agricultural Bank of China Ltd.:
(A Shares)		1,594,400	799,134
(H Shares)		22,585,297	8,719,710
Aier Eye Hospital Group Co. Ltd. (A Shares)		130,550	741,896
Air China Ltd.:
(A Shares)		117,000	130,017
(H Shares)		1,326,000	1,088,208
Aisino Co. Ltd. (A Shares)		64,500	209,154
Aluminum Corp. of China Ltd.:
(A shares) (b)		859,900	400,221
(H Shares) (b)		1,943,000	568,033
Angang Steel Co. Ltd.:
(A Shares)		414,300	178,640
(H Shares)		105	35
Angel Yeast Co. Ltd. (A Shares)		38,300	152,353
Anhui Conch Cement Co. Ltd.:
(A Shares)		86,400	585,336
(H Shares)		957,400	6,110,789
Anhui Gujing Distillery Co. Ltd. (A Shares)		16,400	327,876
Anhui Kouzi Distillery Co. Ltd. (A Shares)		25,900	186,751
Anxin Trust Co. Ltd. (A Shares) (b)		181,200	90,164
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		10,000	216,049
Autobio Diagnostics Co. Ltd.		12,200	198,159
AVIC Aircraft Co. Ltd. (A Shares)		121,800	289,602
AVIC Aviation Engine Corp. PLC (A Shares)		114,700	351,157
AVIC Capital Co. Ltd. (A Shares)		689,100	436,283
AVIC Electromechanical Systems Co. Ltd. (A Shares)		221,800	214,838
AVIC Jonhon OptronicTechnology Co. Ltd.		47,500	254,156
AVIC Shenyang Aircraft Co. Ltd. (A Shares) (b)		33,400	138,777
AviChina Industry & Technology Co. Ltd. (H Shares)		1,706,000	709,733
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (b)		182,000	167,181
Baic Motor Corp. Ltd. (H Shares) (c)		1,166,200	574,815
Bank Communications Co. Ltd.:
(H Shares)		6,178,176	3,957,526
Class A		1,585,300	1,231,786
Bank of Beijing Co. Ltd. (A Shares)		1,141,925	878,577
Bank of Chengdu Co. Ltd. Class A		230,600	283,232
Bank of China Ltd.:
(A Shares)		1,474,000	757,002
(H Shares)		56,330,464	21,790,152
Bank of Guiyang Co. Ltd. (A Shares)		124,880	157,134
Bank of Hangzhou Co. Ltd. (A Shares)		305,500	396,239
Bank of Jiangsu Co. Ltd. (A Shares)		629,503	620,241
Bank of Nanjing Co. Ltd. (A Shares)		398,800	464,790
Bank of Ningbo Co. Ltd. (A Shares)		236,800	898,956
Bank of Shanghai Co. Ltd. (A Shares)		604,580	763,360
Baoshan Iron & Steel Co. Ltd. (A Shares)		777,200	594,127
BBMG Corp.:
(A Shares)		604,800	290,830
(H Shares)		786,000	209,990
Beijing Capital Development Co. Ltd. (A Shares)		128,400	135,644
Beijing Capital International Airport Co. Ltd. (H Shares)		1,175,000	946,359
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		175,300	141,352
Beijing Enlight Media Co. Ltd. (A Shares)		133,500	198,741
Beijing New Building Materials PLC (A Shares)		78,700	288,924
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)		71,400	274,217
Beijing Originwater Technology Co. Ltd. (A Shares)		160,600	192,510
Beijing Sanju Environmental Protection and New Material Co. Ltd. (A Shares)		107,000	93,504
Beijing Shiji Information Technology Co. Ltd. (A Shares)		34,600	181,264
Beijing Shunxin Agriculture Co. Ltd.		31,500	233,363
Beijing Sinnet Technology Co. Ltd. (A Shares)		69,800	206,313
Beijing SL Pharmaceutical Co. Ltd. (A Shares)		62,300	125,492
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		48,700	217,835
Beijing Tongrentang Co. Ltd. (A Shares)		87,200	339,816
Beijing Yanjing Brewery Co. Ltd. (A Shares)		170,100	152,410
Betta Pharmaceuticals Co. Ltd. (A Shares)		16,500	173,457
BGI Genomics Co. Ltd.		17,800	198,679
BOE Technology Group Co. Ltd. (A Shares)		1,419,800	930,988
Bohai Leasing Co. Ltd. (A shares) (b)		457,100	222,081
BTG Hotels Group Co. Ltd.		50,200	120,382
By-Health Co. Ltd. (A Shares)		76,700	181,590
BYD Co. Ltd.:
(A Shares)		44,000	369,987
(H Shares) (a)		498,800	2,596,667
Caitong Securities Co. Ltd.		116,600	173,036
Centre Testing International Group Co. Ltd. (A Shares)		73,800	170,356
CGN Power Co. Ltd. (H Shares) (c)		7,459,447	1,830,556
Changchun High & New Technology Industry Group, Inc. (A Shares)		7,100	501,855
Changjiang Securities Co. Ltd. (A Shares)		160,100	154,288
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		13,200	182,348
Chaozhou Three-Circle Group Co. (A Shares)		70,200	229,621
Chengdu Kanghong Pharmaceutical Group Co. Ltd. (A Shares)		32,400	175,938
Chengdu Xingrong Environment Co. Ltd. (A Shares)		338,000	213,838
China Aerospace Times Electronics Co. Ltd. (A Shares) (b)		210,300	183,806
China Avionics Systems Co. Ltd. (A Shares)		42,800	86,993
China Cinda Asset Management Co. Ltd. (H Shares)		6,150,000	1,230,017
China CITIC Bank Corp. Ltd.:
(A Shares)		275,500	226,725
(H Shares)		6,150,051	3,210,377
China Coal Energy Co. Ltd. (H Shares)		1,319,000	448,726
China Communications Construction Co. Ltd. (H Shares)		3,296,000	2,329,258
China Communications Services Corp. Ltd. (H Shares)		1,682,000	1,128,961
China Construction Bank Corp. (H Shares)		68,704,000	52,045,784
China Eastern Airlines Corp. Ltd.:
(A Shares) (b)		143,800	100,392
(H Shares) (b)		1,570,000	714,848
China Enterprise Co. Ltd. (A Shares)		395,100	256,519
China Everbright Bank Co. Ltd.:
(A Shares)		2,320,200	1,315,914
(H Shares)		1,237,000	496,253
China Film Co. Ltd. (A Shares)		66,800	129,078
China Fortune Land Development Co. Ltd. (A Shares)		145,400	537,063
China Galaxy Securities Co. Ltd. (H Shares)		2,424,500	1,202,544
China Gezhouba Group Co. Ltd. (A Shares)		289,100	258,701
China Grand Automotive Services Co. Ltd. (A Shares)		264,600	137,191
China Greatwall Technology Group Co. Ltd. (A Shares)		120,900	239,192
China Huarong Asset Management Co. Ltd. (c)		6,915,000	907,824
China International Capital Corp. Ltd. (H Shares) (c)		928,600	1,608,163
China International Marine Containers Group Co. Ltd.		87,400	114,722
China International Travel Service Corp. Ltd. (A Shares)		82,300	947,221
China Jushi Co. Ltd. (A Shares)		179,700	251,167
China Life Insurance Co. Ltd.		133,200	595,552
China Life Insurance Co. Ltd. (H Shares)		5,249,747	12,536,578
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,209,000	1,306,101
China Meheco Co. Ltd. (A Shares)		93,400	175,820
China Merchants Bank Co. Ltd.:
(A Shares)		619,200	3,164,470
(H Shares)		3,043,421	14,674,039
China Merchants Energy Shipping Co. Ltd. (A Shares)		277,900	250,318
China Merchants Securities Co. Ltd. (A Shares)		287,500	754,856
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		376,400	956,745
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,630,400	1,407,141
(H Shares)		4,844,061	3,381,754
China Molybdenum Co. Ltd.:
(H Shares)		2,812,000	1,031,372
Class A		572,200	325,926
China National Accord Medicines Corp. Ltd. (A Shares)		21,900	154,565
China National Building Materials Co. Ltd. (H Shares)		2,714,000	2,594,437
China National Chemical Engineering Co. Ltd. (A Shares)		335,308	330,362
China National Medicines Corp. Ltd. (A Shares)		43,100	182,556
China National Nuclear Power Co. Ltd. (A Shares)		874,300	603,498
China National Software & Service Co. Ltd. (A Shares)		20,600	211,183
China Northern Rare Earth Group High-Tech Co. Ltd.		118,700	174,493
China Oilfield Services Ltd. (H Shares)		1,148,000	1,665,724
China Pacific Insurance (Group) Co. Ltd.		123,100	612,418
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,063,828	6,883,921
China Petroleum & Chemical Corp.:
(A Shares)		995,300	695,032
(H Shares)		18,020,704	9,490,092
China Railway Construction Corp. Ltd.:
(A Shares)		488,800	649,471
(H Shares)		1,384,000	1,350,424
China Railway Group Ltd.:
(A Shares)		977,000	767,782
(H Shares)		2,323,000	1,274,089
China Railway Hi tech Industry Co. Ltd. (A Shares)		146,800	213,890
China Railway Signal & Communications Corp. (H Shares) (c)		1,022,000	492,204
China Reinsurance Group Corp. (H Shares)		3,697,000	524,958
China Resources Double Crane Pharmaceutical Co. Ltd.		73,000	142,826
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		36,300	186,542
China Shenhua Energy Co. Ltd.:
(A Shares)		385,485	943,258
(H Shares)		2,136,202	3,754,027
China Shipbuilding Industry Co. (A Shares)		950,400	672,502
China Shipping Development Co. Ltd.:
(A Shares)		135,100	111,911
(H Shares)		798,000	346,986
China South Publishing & Media Group Co. Ltd. (A Shares)		50,800	88,293
China Southern Airlines Ltd.:
(A Shares)		133,400	117,363
(H Shares)		1,434,000	792,356
China Spacesat Co. Ltd. (A Shares)		43,200	180,252
China State Construction Engineering Corp. Ltd. (A Shares)		1,993,040	1,530,400
China Telecom Corp. Ltd. (H Shares)		9,802,689	3,814,092
China Tower Corp. Ltd. (H Shares) (c)		29,739,000	6,147,331
China TransInfo Technology Co. Ltd. (A Shares)		66,400	211,242
China United Network Communications Ltd. (A Shares)		1,335,500	1,061,381
China Vanke Co. Ltd.:
(A Shares)		503,400	2,034,144
(H Shares)		959,500	3,382,585
China Yangtze Power Co. Ltd. (A Shares)		920,900	2,242,538
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)		51,500	104,566
Chongqing Brewery Co. Ltd. (A Shares)		22,900	155,784
Chongqing Changan Automobile Co. Ltd. (B Shares)		726,000	423,720
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		36,100	120,274
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,653,646	756,041
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		53,900	455,245
CITIC Guoan Information Industry Co. Ltd. (A Shares) (b)		80,200	38,635
CITIC Securities Co. Ltd.:
(A Shares)		190,600	626,675
(H Shares)		1,794,600	3,447,838
Contemporary Amperex Technology Co. Ltd.		92,200	1,683,418
COSCO Shipping Development Co. Ltd. (A Shares)		311,000	106,537
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares) (b)		78,300	52,230
(H Shares) (b)		2,101,000	749,855
CRRC Corp. Ltd.:
(A Shares)		1,120,600	1,069,238
(H Shares)		2,880,000	1,898,938
CSC Financial Co. Ltd. (A Shares)		115,900	532,242
Dalian Port (PDA) Co. Ltd. (A Shares)		759,100	212,200
Daqin Railway Co. Ltd. (A Shares)		609,900	671,777
Datang International Power Generation Co. Ltd. (H Shares)		1,526,000	265,782
Dawning Information Industry Co. Ltd. (A Shares)		39,900	229,241
DHC Software Co. Ltd. (A Shares)		131,800	261,747
Dong E-E-Jiao Co. Ltd. (A Shares)		21,700	104,977
Dongfang Electric Corp. Ltd. (A Shares)		164,300	206,446
Dongfeng Motor Group Co. Ltd. (H Shares)		1,915,000	1,431,042
Dongxing Securities Co. Ltd. (A Shares)		79,800	134,142
East Money Information Co. Ltd. (A Shares)		291,300	597,737
Eve Energy Co. Ltd. (A shares) (b)		40,500	342,707
Everbright Securities Co. Ltd. (A Shares)		128,458	220,206
Fangda Carbon New Material Co. Ltd. (A Shares)		96,749	153,045
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		62,400	226,116
Financial Street Holdings Co. Ltd. (A Shares)		149,800	160,746
First Capital Securities Co. Ltd. (A Shares)		127,700	133,889
Focus Media Information Technology Co. Ltd. (A Shares)		641,640	526,565
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		95,800	1,455,014
Founder Securities Co. Ltd. (A Shares)		469,200	522,406
Foxconn Industrial Internet Co. Ltd. (A Shares)		165,000	459,142
Fujian Sunner Development Co. Ltd. A Shares		41,200	120,702
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		176,600	612,513
(H Shares) (c)		275,900	789,504
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		3,000	158,724
GCL System Integration Technology Co. Ltd. (b)		235,500	198,120
GD Power Development Co. Ltd. (A Shares)		1,459,600	461,697
GEM Co. Ltd. (A Shares)		233,300	189,356
Gemdale Corp. (A Shares)		206,400	382,319
GF Securities Co. Ltd.:
(A Shares)		178,900	366,934
(H Shares)		1,011,028	1,104,291
Giant Network Group Co. Ltd. (A Shares)		46,500	119,134
Gigadevice Semiconductor Beijing, Inc. (A Shares)		13,600	542,029
Glodon Co. Ltd. (A Shares)		50,600	279,285
GoerTek, Inc. (A Shares)		133,700	439,957
Grandjoy Holdings Group Co. Ltd.		161,700	146,075
Great Wall Motor Co. Ltd. (H Shares)		2,178,500	1,439,469
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		126,700	1,130,196
Greenland Holdings Corp. Ltd. (A Shares)		469,500	432,154
GRG Banking Equipment Co. Ltd. Class A		98,800	141,695
Guangdong Haid Group Co. Ltd. (A Shares)		69,700	337,714
Guangdong HEC Technology Holding Co. Ltd. (A Shares)		153,700	200,927
Guangdong LY Intelligent Manufacturing Co. Ltd. (A Shares) (b)		237,300	428,825
Guanghui Energy Co. Ltd. (A Shares)		403,100	186,007
Guangshen Railway Co. Ltd. (A Shares)		227,624	93,272
Guangzhou Automobile Group Co. Ltd.		70,700	108,850
Guangzhou Automobile Group Co. Ltd. (H Shares)		2,120,200	2,124,968
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)		87,200	188,830
Guangzhou Baiyunshan Pharma Health (A Shares)		68,300	363,979
Guangzhou Haige Communications Group (A Shares)		72,900	122,304
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		18,700	135,455
Guangzhou R&F Properties Co. Ltd. (H Shares)		894,400	1,349,180
Guizhou Bailing Group Pharmaceutical Co. Ltd. (A Shares)		63,500	81,893
Guosen Securities Co. Ltd. (A Shares)		211,100	361,360
Guotai Junan Securities Co. Ltd.:
(A Shares)		489,000	1,182,908
(H Shares) (c)		325,500	518,968
Guoxuan High Tech Co. Ltd. (A Shares)		49,700	176,999
Guoyuan Securities Co. Ltd. (A Shares)		84,400	101,483
Hafei Aviation Industry Co. Ltd. (A Shares)		34,200	218,923
Haier Smart Home Co. Ltd. (A Shares)		249,500	651,155
Haitong Securities Co. Ltd.:
(A Shares)		171,900	338,852
(H Shares)		2,357,600	2,278,321
Han's Laser Technology Industry Group Co. Ltd. (A Shares)		3,300	19,712
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)		389,300	1,945,228
Hangzhou Robam Appliances Co. Ltd. (A Shares)		35,000	161,178
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		52,700	124,030
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		30,900	321,151
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		29,900	156,262
Heilan Home Co. Ltd. (A Shares)		84,100	88,897
Heilongjiang Agriculture Co. Ltd. (A Shares)		105,100	146,108
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		112,900	462,575
Hengli Petrochemical Co. Ltd. (A Shares)		243,120	585,559
Hengtong Optic-electric Co. Ltd. (A Shares)		67,208	156,033
Hengyi Petrochemical Co. Ltd. (A Shares)		126,600	244,463
Hesteel Co. Ltd. (A Shares)		833,600	286,613
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		22,300	324,281
Holitech Technology Co. Ltd. (A Shares)		129,400	111,235
Hongfa Technology Co. Ltd. (A Shares)		34,200	167,333
Huaan Securities Co. Ltd. (A Shares)		116,393	111,986
Huadian Power International Corp. Ltd.:
(A Shares)		311,800	156,632
(H Shares)		1,248,000	411,630
Huadong Medicine Co. Ltd. (A Shares)		68,900	202,822
Hualan Biological Engineer, Inc. (A Shares)		61,300	314,282
Huaneng Power International, Inc.:
(A Shares)		52,700	40,683
(H Shares)		2,808,186	1,325,287
Huaneng Renewables Corp. Ltd. (H Shares)		3,344,000	1,367,763
Huatai Securities Co. Ltd.:
(A Shares)		209,400	547,936
(H Shares) (c)		1,284,800	2,016,587
HUAXI Securities Co. Ltd.		216,300	318,367
Huaxia Bank Co. Ltd. (A Shares)		785,858	826,691
Huaxin Cement Co. Ltd. (A Shares)		67,500	204,758
Huayu Automotive Systems Co. Ltd. (A Shares)		131,400	495,940
Hubei Biocause Pharmaceutical Co. Ltd. (A Shares)		262,700	237,051
Hubei Energy Group Co. Ltd. (A Shares)		219,700	120,430
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)		37,300	139,099
Hubei Kaile Technology Co. Ltd. (A Shares)		43,600	78,565
Hunan Valin Steel Co. Ltd. (A Shares) (b)		281,800	174,926
Hundsun Technologies, Inc. (A Shares)		32,160	393,235
Hytera Communications Corp. Ltd. (A Shares)		86,700	99,977
iFlytek Co. Ltd. (A Shares)		94,400	465,847
Industrial& Commercial Bank of China Ltd.:
(A Shares)		1,233,100	1,001,204
(H Shares)		47,373,000	31,444,938
Industrial Bank Co. Ltd. (A Shares)		870,600	2,277,246
Industrial Securities Co. Ltd. (A Shares)		182,500	172,323
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		259,300	1,114,259
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares)		2,249,700	397,815
Inner Mongolia First Machinery Group Co. Ltd. (A Shares)		102,500	154,161
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares) (b)		301,100	123,239
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. (A Shares)		312,800	112,388
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)		1,095,296	857,514
Inspur Electronic Information Industry Co. Ltd. (A Shares)		54,100	254,022
Jafron Biomedical Co. Ltd. (A Shares)		17,700	204,060
Jiangsu Changshu Rural Commercial Bank Co. Ltd.		128,400	150,831
Jiangsu Expressway Co. Ltd. (H Shares)		810,000	1,003,596
Jiangsu Hengli Hydraulic Co. Ltd.		36,000	255,869
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		187,160	2,326,662
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		53,600	232,683
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		63,600	951,653
Jiangsu Yangnong Chemical Co. Ltd. Class A		16,800	151,695
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		52,500	182,357
Jiangsu Zhongnan Construction Group Co. Ltd. (A Shares)		169,400	220,227
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		160,600	186,692
Jiangxi Copper Co. Ltd.:
(A Shares)		158,600	333,244
(H Shares)		658,000	775,877
Jiangxi Ganfeng Lithium Co. Ltd.		43,100	261,034
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		100,800	198,266
Jilin Aodong Pharmaceutical Group Co. Ltd. (A Shares)		105,800	244,448
Jinduicheng Molybdenum Co. Ltd. (A Shares)		120,800	126,644
Jinke Properties Group Co. Ltd. (A Shares)		191,600	192,135
Jinyu Bio-Technology Co. Ltd. (A Shares)		49,300	140,591
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		90,100	132,991
Jointown Pharmaceutical Group (A Shares)		68,800	162,454
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		37,000	199,179
Juewei Food Co. Ltd.		25,500	138,361
Juneyao Airlines Co. Ltd. (A shares) (b)		84,600	157,010
Kangmei Pharmaceutical Co. Ltd. (A Shares)		3,500	1,791
Kweichow Moutai Co. Ltd. (A Shares)		53,500	7,857,670
Laobaixing Pharmacy Chain JSC (A Shares)		13,400	139,666
Legend Holdings Corp.:
(H Shares) (c)		254,900	473,790
rights (b)(d)		16,330	2,733
Lens Technology Co. Ltd. (A Shares)		135,100	385,738
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		74,900	339,100
Leyard Optoelectronic Co. Ltd. (A Shares)		137,000	143,644
Liaoning Chengda Co. Ltd. (A Shares) (b)		51,700	116,286
Livzon Pharmaceutical Group, Inc. (A Shares)		27,300	147,992
Lomon Billions Group Co. Ltd. (A Shares)		96,100	222,808
LONGi Green Energy Technology Co. Ltd.		149,320	608,269
Luxi Chemical Group Co. Ltd.		78,100	105,991
Luxshare Precision Industry Co. Ltd. (A Shares)		223,724	1,391,629
Luzhou Laojiao Co. Ltd. (A Shares)		61,500	704,776
Maanshan Iron & Steel Co. Ltd.:
(A Shares)		252,800	102,533
(H Shares)		400,000	141,477
Mango Excellent Media Co. Ltd. (A Shares)		65,470	417,230
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares)		162,988	328,857
Metallurgical Corp. China Ltd.:
(A Shares)		771,100	292,890
(H Shares)		1,675,000	326,192
Muyuan Foodstuff Co. Ltd. (A Shares)		73,560	836,890
Nanji E-Commerce Co. Ltd. (A Shares) (b)		105,500	151,469
Nanjing Iron & Steel Co. Ltd.		315,500	144,243
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		25,100	177,782
Nanjing Securities Co. Ltd. (A Shares)		158,500	273,342
NARI Technology Co. Ltd. (A Shares)		195,200	502,813
NAURA Technology Group Co. Ltd.		20,200	331,207
NavInfo Co. Ltd. Class A		81,500	178,247
New China Life Insurance Co. Ltd.		42,300	280,137
New China Life Insurance Co. Ltd. (H Shares)		644,900	2,405,598
Newland Digital Technology Co. Ltd. (A Shares)		52,400	137,645
Ningbo Joyson Electronic Corp. (A shares)		61,200	186,353
Ningbo Zhoushan Port Co. Ltd. Class A		305,200	157,568
Northeast Securities Co. Ltd. (A Shares)		196,200	232,747
O-film Tech Co. Ltd. (A Shares) (b)		110,000	271,003
Oceanwide Holdings Co., Ltd. (A Shares)		147,400	94,980
Offshore Oil Enginering Co. Ltd. (A Shares)		164,400	167,040
Oppein Home Group, Inc. (A Shares)		10,800	173,629
Orient Securities Co. Ltd. (A Shares)		366,118	525,795
Ovctek China, Inc. (A Shares)		17,900	132,893
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (b)		481,300	178,578
People's Insurance Co. of China Group (H Shares)		5,829,552	2,085,805
Perfect World Co. Ltd. (A Shares)		55,900	375,161
PetroChina Co. Ltd.:
(A Shares)		354,100	285,431
(H Shares)		15,365,790	6,775,426
PICC Property & Casualty Co. Ltd. (H Shares)		4,851,568	5,188,513
Ping An Bank Co. Ltd. (A Shares)		718,100	1,534,477
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		353,500	4,048,351
(H Shares)		4,067,641	45,996,315
Poly Developments & Holdings (A Shares)		503,100	1,070,902
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		5,562,000	3,460,927
Power Construction Corp. of China Ltd. (A Shares)		909,700	525,976
Qihoo 360 Technology Co. Ltd. (A Shares)		60,100	207,443
Risesun Real Estate Development Co. Ltd. (A Shares)		241,300	306,832
Rongsheng Petrochemical Co. Ltd. (A Shares)		159,700	262,524
SAIC Motor Corp. Ltd. (A Shares)		348,900	1,109,419
Sanan Optoelectronics Co. Ltd. (A Shares)		171,700	535,773
Sangfor Technologies, Inc.		14,900	326,183
Sansteel Minguang Co. Ltd. (A Shares)		138,300	165,579
Sany Heavy Industry Co. Ltd. (A Shares)		350,000	786,775
SDIC Capital Co. Ltd.		138,700	267,792
SDIC Power Holdings Co. Ltd. (A Shares)		321,000	374,193
Sealand Securities Co. Ltd. (A Shares)		376,350	240,580
Seazen Holdings Co. Ltd. (A Shares)		93,400	444,919
SF Holding Co. Ltd. (A Shares)		71,900	398,400
Shaanxi Coal Industry Co. Ltd. (A Shares)		458,100	544,545
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		42,988	127,020
Shandong Gold Mining Co. Ltd. (A Shares)		108,060	517,814
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		76,900	201,649
Shandong Linglong Tyre Co. Ltd. (A Shares)		43,300	135,192
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		906,100	288,189
Shandong Sinocera Functional Material Co. Ltd. (A Shares)		41,000	144,387
Shandong Sun Paper Industry JSC Ltd. (A Shares)		120,500	158,829
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		1,434,000	1,709,978
Shandong Xinchao Energy Corp. Ltd. (A Shares) (b)		530,200	153,909
Shanghai 2345 Network Holding Group Co. Ltd. (A Shares)		183,899	82,046
Shanghai AJ Group Co. Ltd. (A Shares)		152,800	194,247
Shanghai Baosight Software Co. Ltd. (A Shares)		35,900	187,195
Shanghai Construction Group Co. Ltd. (A Shares)		184,200	88,776
Shanghai Electric Group Co. Ltd.:
(A Shares)		312,000	213,462
(H Shares)		1,744,000	515,439
Shanghai Electric Power Co. Ltd. (A Shares)		176,000	187,717
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		59,900	220,086
(H Shares)		395,000	1,050,336
Shanghai International Airport Co. Ltd. (A Shares)		45,000	438,690
Shanghai International Port Group Co. Ltd. (A Shares)		389,843	285,895
Shanghai Jahwa United Co. Ltd. (A Shares)		31,700	128,034
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		48,400	178,601
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,887,978	1,771,907
Shanghai M&G Stationery, Inc. (A Shares)		43,300	305,838
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		85,900	230,745
(H Shares)		545,609	1,016,075
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,235,409	1,972,311
Shanghai Shangling Electric Appliances Co. Ltd. (A Shares)		38,100	86,910
Shanghai Tunnel Engineering Co. Ltd.		417,396	345,774
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (A Shares)		57,100	137,679
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		177,000	191,822
Shanghai Zhangjiang High Ltd. Class A		51,400	103,965
Shanghaioriental Pearl Media Co. Ltd.		126,070	190,353
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		111,200	104,832
Shanxi Meijin Energy Co. Ltd. (A Shares) (b)		164,200	174,084
Shanxi Securities Co. Ltd. (A Shares)		125,200	137,727
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		390,200	214,716
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		36,700	477,130
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		111,300	87,392
Shanying International Holdings Co. Ltd. Class A (b)		377,600	179,089
Shenergy Co. Ltd. (A Shares)		157,200	123,933
Shenghe Resources Holding Co. Ltd. (A Shares)		96,100	112,849
Shengyi Technology Co. Ltd.		93,900	319,927
Shennan Circuits Co. Ltd. (A Shares)		13,700	334,731
Shenwan Hongyuan Group Co. Ltd. (A Shares)		1,381,300	943,051
Shenzhen Airport Co. Ltd. (A Shares)		98,400	125,004
Shenzhen Energy Group Co. Ltd. (A Shares)		126,800	106,599
Shenzhen Expressway Co. Ltd. (H Shares)		478,000	618,475
Shenzhen Goodix Technology Co. Ltd. (A Shares)		16,100	763,718
Shenzhen Hepalink Pharmaceutical Group Co. Ltd. (A Shares)		49,000	159,341
Shenzhen Inovance Technology Co. Ltd. (A Shares)		73,400	303,287
Shenzhen Kangtai Biological Products Co. Ltd.		26,900	382,740
Shenzhen Kingdom Sci-Tech Co. Ltd. (A Shares) (b)		35,100	98,097
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		16,500	434,810
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		326,300	324,955
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		29,200	76,870
Shenzhen Sunway Communication Co. Ltd. (A Shares) (b)		39,800	239,468
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. (A Shares)		100,700	57,755
Shijiazhuang Baosh Electric Co. Ltd. (A Shares)		208,600	93,043
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		66,900	155,000
Siasun Robot & Automation Co. Ltd. (A Shares) (b)		91,000	194,337
Sichuan Chuantou Energy Co. Ltd. (A Shares)		152,300	198,941
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (b)		603,800	125,391
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		55,100	197,208
Sichuan Languang Development Co. Ltd. (A Shares)		151,100	147,281
Sichuan New Hope Agribusiness Co. Ltd. (A Shares)		176,600	447,193
Sichuan Swellfun Co. Ltd. (A Shares)		21,500	154,902
Sinochem International Corp. (A Shares)		211,400	155,908
Sinolink Securities Co. Ltd. (A Shares)		74,400	90,536
Sinopec Engineering Group Co. Ltd. (H Shares)		1,008,500	543,427
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)		952,200	525,517
(H Shares)		1,057,000	268,752
Sinopharm Group Co. Ltd. (H Shares)		951,000	3,094,488
Sinotrans Ltd.		257,700	150,873
Sinotrans Ltd. (H Shares)		1,374,000	420,451
Songcheng Performance Development Co. Ltd. (A Shares)		59,100	227,944
Soochow Securities Co. Ltd. (A Shares)		81,700	101,378
Southwest Securities Co. Ltd. (A Shares)		148,300	104,458
Spring Airlines Co. Ltd. (A Shares)		44,900	247,756
Suning.com Co. Ltd. (A Shares)		462,300	647,214
Sunwoda Electronic Co. Ltd. (A Shares)		62,000	213,897
Suofeiya Home Collection Co. Ltd. (A Shares)		43,600	120,251
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		64,100	253,167
Suzhou Gold Mantis Consolidated Co. Ltd.		88,100	108,026
Tahoe Group Co. Ltd. (A Shares)		196,000	155,275
Tangshan Jidong Cement Co. Ltd. A Shares		59,700	128,929
TangShan Port Group Co. Ltd. (A Shares)		626,700	220,673
Tasly Pharmaceutical Group Co. Ltd. (A Shares)		51,660	113,812
TBEA Co. Ltd. (A Shares)		328,300	296,279
TCL Corp. (A Shares)		602,700	425,576
Tech-Bank Food Co. Ltd. (A Shares) (b)		43,900	61,752
The Pacific Securities Co. Ltd. (A Shares) (b)		409,500	199,437
Tian Di Science & Technology Co. Ltd. (A Shares)		309,500	136,463
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		112,500	246,995
Tianma Microelectronics Co. Ltd. (A Shares)		63,600	148,884
Tianqi Lithium Corp. (A Shares)		60,230	260,538
Toly Bread Co. Ltd.		25,700	139,771
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)		78,100	133,837
Tongkun Group Co. Ltd. (A Shares)		85,300	166,711
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		297,400	93,032
Tongwei Co. Ltd. (A Shares)		160,800	308,463
Topchoice Medical Corp. (b)		14,100	204,465
Transfar Zhilian Co. Ltd.		114,400	114,879
TravelSky Technology Ltd. (H Shares)		664,000	1,436,902
Tsingtao Brewery Co. Ltd.:
(A Shares)		49,500	336,215
(H Shares)		255,000	1,410,434
Tus-Sound Environmental Resources Co. Ltd. (A Shares)		30,100	36,968
Unigroup Guoxin Microelectronics Co. Ltd.		24,900	195,072
Unisplendour Corp. Ltd. (A Shares)		66,236	305,613
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		60,900	167,020
Venustech Group, Inc. Class A		42,400	232,921
Visionox Technology, Inc. (A Shares) (b)		60,400	131,254
Visual China Group Co. Ltd. (A Shares)		36,700	91,442
Walvax Biotechnology Co. Ltd. (A Shares)		64,300	260,347
Wanda Film Holding Co. Ltd. (A Shares) (b)		104,800	253,472
Wangsu Science & Technology Co. Ltd. (A Shares)		98,300	111,869
Wanhua Chemical Group Co. Ltd. (A Shares)		138,800	1,009,855
Wanxiang Qianchao Co. Ltd. (A Shares)		78,300	65,460
Weichai Power Co. Ltd.:
(A Shares)		97,400	184,145
(H Shares)		1,518,000	2,657,611
Weifu High-Technology Group Co. Ltd. (A Shares)		30,500	79,494
Weihai Guangwei Composites Co. Ltd. (A Shares)		22,700	150,841
Wens Foodstuffs Group Co. Ltd. (A Shares)		223,100	1,026,078
Western Securities Co. Ltd. (A Shares)		83,000	107,722
Westone Information Industry, Inc. Class A		35,700	129,703
Will Semiconductor Ltd.		24,400	612,656
Winning Health Technology Group Co. Ltd. (A Shares)		71,000	157,153
Wuchan Zhongda Group Co. Ltd.		308,900	219,946
Wuhan Guide Infrared Co. Ltd. (A Shares)		40,400	181,154
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		90,000	415,894
Wuliangye Yibin Co. Ltd. (A Shares)		165,200	2,886,264
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		69,800	233,564
WuXi AppTec Co. Ltd.		53,300	723,182
WuXi AppTec Co. Ltd. (H Shares) (c)		117,960	1,428,774
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		32,600	201,382
XCMG Construction Machinery Co. Ltd. (A Shares)		260,400	189,451
Xiamen C&D, Inc. (A Shares)		82,225	99,638
Xiamen Tungsten Co. Ltd. (A Shares)		85,400	151,361
Xinhu Zhongbao Co. Ltd. (A Shares)		377,000	187,311
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		49,600	81,826
(H Shares)		662,164	693,835
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)		158,200	138,753
Xinxing Ductile Iron Pipe Co. Ltd. Class A		395,400	217,075
Xinyu Iron & Steel Co. Ltd.		271,300	181,259
Yango Group Co. Ltd. (A Shares)		191,300	190,039
Yantai Jereh Oilfield Services (A Shares)		41,000	211,624
Yanzhou Coal Mining Co. Ltd.:
(A Shares)		105,000	143,855
(H Shares)		1,204,000	888,356
Yealink Network Technology Corp. Ltd.		21,900	253,352
Yifan Pharmaceutical Co. Ltd. (A Shares)		53,900	136,063
Yifeng Pharmacy Chain Co. Ltd.		16,400	194,409
Yintai Gold Co. Ltd. (A Shares)		85,900	155,993
Yonghui Superstores Co. Ltd. (A Shares)		433,100	462,156
Yonyou Network Technology Co. Ltd. (A Shares)		104,700	471,937
Youzu Interactive Co. Ltd. (A shares) (b)		41,400	159,474
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares)		76,700	196,746
Yunda Holding Co. Ltd. (A Shares)		60,200	251,243
Yunnan Baiyao Group Co. Ltd. (A Shares)		53,500	658,479
Yunnan Energy New Material Co. Ltd.		29,800	249,836
Yunnan Tin Co. Ltd. (A Shares) (b)		122,000	181,436
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		24,100	438,495
Zhaojin Mining Industry Co. Ltd. (H Shares)		738,500	850,840
Zhejiang Century Huatong Group Co. Ltd. (A Shares)		15,232	27,335
Zhejiang Chint Electric Co. Ltd. (A Shares)		99,500	379,023
Zhejiang Conba Pharmaceutical Co. Ltd. (A Shares)		102,400	86,799
Zhejiang Dahua Technology Co. Ltd. (A Shares)		127,200	349,626
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		14,600	142,534
Zhejiang Expressway Co. Ltd. (H Shares)		976,000	796,775
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A (b)		55,300	137,435
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		44,050	289,743
Zhejiang Jiahua Energy Chemical Industry Co. Ltd. (A Shares)		63,700	89,536
Zhejiang Juhua Co. Ltd. (A Shares)		143,500	141,207
Zhejiang Longsheng Group Co. Ltd. (A Shares)		109,100	203,561
Zhejiang NHU Co. Ltd. (A Shares)		89,200	297,927
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		117,500	345,187
Zhejiang Semir Garment Co. Ltd. (A Shares)		81,900	109,214
Zhejiang Supor Cookware Co. Ltd.		27,600	276,717
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)		165,200	170,602
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		65,300	115,630
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		22,000	151,135
Zhengzhou Yutong Bus Co. Ltd. (A Shares)		80,800	181,045
Zheshang Securities Co. Ltd.		189,100	275,850
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		215,300	694,925
Zhongji Innolight Co. Ltd. (A Shares)		24,700	185,337
Zhongjin Gold Co. Ltd. (A Shares)		115,900	137,301
Zhuhai Wanlida Electric Co. Ltd. (A Shares)		42,600	234,349
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		381,527	1,284,693
Zijin Mining Group Co. Ltd.:
(A Shares)		400,700	245,123
(H Shares)		4,610,000	2,022,885
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		251,800	223,756
(H Shares)		958,800	703,951
ZTE Corp.:
(A Shares) (b)		55,400	295,528
(H Shares) (b)		671,200	2,150,502

TOTAL CHINA			511,416,227

Colombia - 0.2%
Bancolombia SA		160,033	1,985,907
Ecopetrol SA		3,674,854	3,416,970
Grupo de Inversiones Suramerica SA		167,000	1,562,573
Interconexion Electrica SA ESP		309,834	1,703,181
Inversiones Argos SA		203,724	1,041,256

TOTAL COLOMBIA			9,709,887

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S		117,102	2,564,328
Komercni Banka A/S		55,132	1,899,427
MONETA Money Bank A/S (c)		368,929	1,350,539

TOTAL CZECH REPUBLIC			5,814,294

Egypt - 0.1%
Commercial International Bank SAE		993,689	5,352,084
Eastern Tobacco Co.		638,682	606,344
Elsewedy Electric Co.		576,734	409,189

TOTAL EGYPT			6,367,617

Greece - 0.2%
Alpha Bank AE (b)		1,000,011	2,011,839
EFG Eurobank Ergasias SA (b)		1,862,078	1,721,292
Ff Group (b)(d)		1,944	2,587
Greek Organization of Football Prognostics SA		138,211	1,724,433
Hellenic Telecommunications Organization SA		173,514	2,597,882
Jumbo SA		77,754	1,584,102
Motor Oil (HELLAS) Corinth Refineries SA		45,102	960,391
National Bank of Greece SA (b)		395,722	1,265,717

TOTAL GREECE			11,868,243

Hong Kong - 2.3%
Beijing Enterprises Holdings Ltd.		350,927	1,534,394
BYD Electronic International Co. Ltd.		477,500	916,577
China Agri-Industries Holdings Ltd.		1,657,000	885,034
China Everbright International Ltd.		2,523,814	1,790,073
China Everbright Ltd.		647,000	992,425
China Jinmao Holdings Group Ltd.		3,718,000	2,485,565
China Merchants Holdings International Co. Ltd.		902,880	1,388,865
China Mobile Ltd.		4,361,071	35,846,513
China Overseas Land and Investment Ltd.		2,710,202	8,711,752
China Power International Development Ltd.		2,741,000	530,181
China Resources Beer Holdings Co. Ltd.		1,036,144	4,793,966
China Resources Pharmaceutical Group Ltd. (c)		1,093,700	915,061
China Resources Power Holdings Co. Ltd.		1,336,940	1,794,841
China Taiping Insurance Group Ltd.		1,126,655	2,340,399
China Unicom Ltd.		4,325,814	3,608,680
CITIC Pacific Ltd.		4,115,941	4,654,254
CNOOC Ltd.		12,658,584	18,950,379
CSPC Pharmaceutical Group Ltd.		3,320,963	7,284,415
Far East Horizon Ltd.		1,515,000	1,338,524
Fosun International Ltd.		1,794,454	2,373,095
Guangdong Investment Ltd.		2,079,126	4,219,941
Hua Hong Semiconductor Ltd. (c)		317,000	756,687
Lenovo Group Ltd.		5,081,000	3,315,364
Shanghai Industrial Holdings Ltd.		306,241	539,405
Shenzhen Investment Ltd.		2,017,619	696,726
Sino-Ocean Group Holding Ltd.		1,946,000	699,800
Sinotruk Hong Kong Ltd.		481,000	825,898
Sun Art Retail Group Ltd.		1,671,571	1,986,075
Wharf Holdings Ltd.		732,000	1,808,220
Winteam Pharmaceutical Group Ltd.		1,588,000	733,787
Yuexiu Property Co. Ltd.		4,715,000	943,806

TOTAL HONG KONG			119,660,702

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		284,951	2,416,730
OTP Bank PLC		158,695	7,366,075
Richter Gedeon PLC		98,967	2,127,680

TOTAL HUNGARY			11,910,485

India - 7.4%
Adani Ports & Special Economic Zone Ltd. (b)		431,084	2,220,004
Ambuja Cements Ltd.		414,932	1,183,119
Ashok Leyland Ltd.		831,959	951,758
Asian Paints Ltd.		204,823	5,132,708
Aurobindo Pharma Ltd.		187,482	1,244,924
Avenue Supermarts Ltd. (b)(c)		88,369	2,632,021
Axis Bank Ltd.		1,482,324	15,088,804
Bajaj Auto Ltd.		60,016	2,659,855
Bajaj Finance Ltd.		123,605	7,513,439
Bajaj Finserv Ltd.		27,108	3,563,908
Bandhan Bank Ltd. (c)		274,640	1,723,604
Berger Paints India Ltd.		166,188	1,299,508
Bharat Forge Ltd.		146,761	1,004,555
Bharat Petroleum Corp. Ltd.		461,672	2,953,183
Bharti Airtel Ltd. (b)		1,734,506	11,877,594
Bharti Infratel Ltd.		236,869	822,728
Bosch Ltd.		4,999	968,526
Britannia Industries Ltd.		41,012	1,829,937
Cipla Ltd.		246,669	1,536,418
Coal India Ltd.		873,845	2,211,646
Colgate-Palmolive Ltd.		46,749	866,672
Container Corp. of India Ltd.		147,047	1,166,650
Dabur India Ltd.		377,939	2,614,305
Divi's Laboratories Ltd.		56,977	1,551,117
DLF Ltd.		420,374	1,525,080
Dr. Reddy's Laboratories Ltd.		81,511	3,557,230
Eicher Motors Ltd.		9,511	2,687,783
GAIL India Ltd. (b)		1,128,978	1,898,290
Godrej Consumer Products Ltd.		255,181	2,396,608
Grasim Industries Ltd.		208,809	2,269,734
Havells India Ltd.		176,506	1,485,357
HCL Technologies Ltd.		776,697	6,420,641
HDFC Asset Management Co. Ltd. (c)		30,244	1,336,930
HDFC Standard Life Insurance Co. Ltd. (c)		358,026	2,993,509
Hero Motocorp Ltd.		69,658	2,426,423
Hindalco Industries Ltd.		820,157	2,157,783
Hindustan Petroleum Corp. Ltd.		431,685	1,403,707
Hindustan Unilever Ltd.		462,884	13,131,416
Housing Development Finance Corp. Ltd.		1,163,720	39,220,591
ICICI Bank Ltd.		3,395,625	24,951,247
ICICI Lombard General Insurance Co. Ltd. (c)		129,028	2,346,434
ICICI Prudential Life Insurance Co. Ltd. (c)		244,446	1,741,869
Indian Oil Corp. Ltd.		1,332,891	2,111,313
Info Edge India Ltd.		43,572	1,732,222
Infosys Ltd.		2,423,462	26,392,262
InterGlobe Aviation Ltd. (b)(c)		65,621	1,262,552
ITC Ltd.		2,427,457	7,968,857
JSW Steel Ltd.		595,910	2,071,562
Larsen & Toubro Ltd.		339,398	6,483,222
LIC Housing Finance Ltd.		208,615	1,270,008
Lupin Ltd.		157,829	1,579,780
Mahindra & Mahindra Financial Services Ltd.		213,662	1,098,348
Mahindra & Mahindra Ltd.		530,807	4,198,737
Marico Ltd.		322,085	1,418,728
Maruti Suzuki India Ltd.		75,271	7,248,887
Motherson Sumi Systems Ltd. (b)		669,982	1,241,443
Nestle India Ltd.		16,478	3,532,254
NTPC Ltd.		1,685,414	2,658,586
Oil & Natural Gas Corp. Ltd.		1,785,255	2,708,949
Page Industries Ltd.		3,875	1,322,005
Petronet LNG Ltd.		421,871	1,569,084
Pidilite Industries Ltd.		86,853	1,833,540
Piramal Enterprises Ltd.		72,008	1,551,376
Power Grid Corp. of India Ltd.		1,299,768	3,349,933
Rec Ltd.		495,018	991,783
Reliance Industries Ltd.		2,027,008	39,871,241
SBI Life Insurance Co. Ltd. (c)		248,508	3,441,267
Shree Cement Ltd.		5,869	1,885,331
Shriram Transport Finance Co. Ltd.		119,033	1,693,393
Siemens India Ltd.		50,992	1,067,304
State Bank of India (b)		1,268,650	5,625,148
Sun Pharmaceutical Industries Ltd.		597,879	3,625,318
Tata Consultancy Services Ltd.		641,079	18,384,577
Tata Motors Ltd. (b)		1,207,839	2,954,191
Tata Power Co. Ltd.		792,666	641,458
Tata Steel Ltd.		249,216	1,514,546
Tech Mahindra Ltd.		332,394	3,697,789
Titan Co. Ltd.		220,695	3,645,582
Ultratech Cemco Ltd.		71,361	4,397,081
United Spirits Ltd. (b)		208,567	1,801,625
UPL Ltd.		379,706	2,786,046
Vedanta Ltd. (b)		1,312,762	2,507,280
Wipro Ltd.		824,232	2,733,955
Zee Entertainment Enterprises Ltd. (b)		613,829	2,278,867

TOTAL INDIA			378,715,045

Indonesia - 1.6%
PT ACE Hardware Indonesia Tbk		4,805,700	604,589
PT Adaro Energy Tbk		10,179,000	904,648
PT Astra International Tbk		14,419,259	6,656,470
PT Bank Central Asia Tbk		7,015,970	16,578,887
PT Bank Mandiri (Persero) Tbk		13,274,698	7,258,542
PT Bank Negara Indonesia (Persero) Tbk		5,308,700	2,781,427
PT Bank Rakyat Indonesia Tbk		39,478,105	12,834,529
PT Bank Tabungan Negara Tbk		3,007,000	409,285
PT Barito Pacific Tbk (b)		19,003,300	1,811,504
PT Bumi Serpong Damai Tbk (b)		5,336,700	432,708
PT Charoen Pokphand Indonesia Tbk		5,245,900	2,542,648
PT Gudang Garam Tbk		337,900	1,376,765
PT Hanjaya Mandala Sampoerna Tbk		6,518,800	981,440
PT Indah Kiat Pulp & Paper Tbk		1,943,300	952,754
PT Indocement Tunggal Prakarsa Tbk		1,299,800	1,557,641
PT Indofood CBP Sukses Makmur Tbk		1,667,300	1,383,565
PT Indofood Sukses Makmur Tbk		3,126,700	1,791,558
PT Jasa Marga Tbk		1,535,597	514,826
PT Kalbe Farma Tbk		15,055,800	1,570,538
PT Pabrik Kertas Tjiwi Kimia Tbk		993,700	659,212
PT Pakuwon Jati Tbk		11,749,100	445,944
PT Perusahaan Gas Negara Tbk Series B		7,800,400	966,767
PT Semen Gresik (Persero) Tbk		2,090,048	1,820,803
PT Surya Citra Media Tbk		15	2
PT Tambang Batubara Bukit Asam Tbk		2,408,800	386,998
PT Telekomunikasi Indonesia Tbk Series B		35,285,165	9,787,297
PT Unilever Indonesia Tbk		5,475,995	3,180,692
PT United Tractors Tbk		1,187,400	1,659,269
PT XL Axiata Tbk (b)		2,676,900	565,365

TOTAL INDONESIA			82,416,673

Isle of Man - 0.1%
NEPI Rockcastle PLC		272,681	2,243,802
Korea (South) - 8.9%
AMOREPACIFIC Corp.		23,157	3,571,863
AMOREPACIFIC Group, Inc.		20,562	1,225,684
BGF Retail Co. Ltd.		5,443	746,557
BS Financial Group, Inc.		198,504	1,115,712
Celltrion Healthcare Co. Ltd. (b)		37,518	1,758,302
Celltrion, Inc. (b)		66,971	9,091,316
Cheil Industries, Inc.		60,836	5,455,646
Cheil Worldwide, Inc.		48,986	863,056
CJ CheilJedang Corp.		5,894	1,159,146
CJ Corp.		10,708	735,239
CJ O Shopping Co. Ltd.		7,803	889,395
Daelim Industrial Co.		19,829	1,327,747
Daewoo Engineering & Construction Co. Ltd. (b)		136,769	492,563
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)		26,460	540,989
Db Insurance Co. Ltd.		35,180	1,240,866
Doosan Bobcat, Inc.		35,419	907,576
E-Mart Co. Ltd.		14,797	1,359,240
Fila Holdings Corp.		34,666	1,264,758
GS Engineering & Construction Corp.		42,733	988,194
GS Holdings Corp.		35,793	1,359,560
GS Retail Co. Ltd.		18,884	623,419
Hana Financial Group, Inc.		213,765	5,887,004
Hankook Tire Co. Ltd.		52,537	1,249,325
Hanmi Pharm Co. Ltd.		4,625	1,072,581
Hanon Systems		130,921	1,143,252
Hanwha Corp.		30,002	537,188
Hanwha Life Insurance Co. Ltd.		216,051	366,705
Hanwha Solutions Corp.		74,598	1,031,371
HDC Hyundai Development Co.		18,685	322,817
HDC Hyundai Development Co. rights 3/6/20 (b)		9,344	21,485
HLB, Inc. (b)		23,794	1,798,331
Hotel Shilla Co.		22,121	1,592,260
Hyundai Department Store Co. Ltd.		10,084	652,270
Hyundai Engineering & Construction Co. Ltd.		55,345	1,741,194
Hyundai Fire & Marine Insurance Co. Ltd.		44,535	814,154
Hyundai Glovis Co. Ltd.		13,440	1,642,811
Hyundai Heavy Industries Co. Ltd. (b)		27,654	2,596,762
Hyundai Mobis		47,409	9,034,226
Hyundai Motor Co.		106,442	11,011,591
Hyundai Robotics Co. Ltd.		6,909	1,566,861
Hyundai Steel Co.		55,765	1,303,500
Industrial Bank of Korea		185,485	1,655,914
ING Life Insurance Korea Ltd. (c)		22,522	486,649
Kakao Corp.		35,840	4,707,996
Kangwon Land, Inc.		83,449	1,914,351
KB Financial Group, Inc.		282,487	10,355,298
KCC Corp.		4,092	683,367
KCC Glass Corp. (b)		3,156	89,173
Kia Motors Corp.		187,758	6,363,995
KMW Co. Ltd. (b)		18,344	740,807
Korea Aerospace Industries Ltd.		51,796	1,290,565
Korea Electric Power Corp. (b)		183,049	3,858,935
Korea Express Co. Ltd. (b)		6,450	780,961
Korea Gas Corp.		20,813	562,014
Korea Investment Holdings Co. Ltd.		29,642	1,624,667
Korea Zinc Co. Ltd.		5,940	1,877,820
Korean Air Lines Co. Ltd.		33,654	657,502
KT&G Corp.		82,132	6,503,839
Kumho Petro Chemical Co. Ltd.		13,044	703,778
LG Chemical Ltd.		32,603	9,059,431
LG Corp.		67,926	3,977,885
LG Display Co. Ltd. (b)		164,431	2,075,602
LG Electronics, Inc.		75,683	4,112,574
LG Household & Health Care Ltd.		6,510	6,785,295
LG Innotek Co. Ltd.		9,956	1,236,417
LG Telecom Ltd.		78,204	862,592
Lotte Chemical Corp.		12,231	1,911,814
Lotte Confectionery Co. Ltd.		18,869	551,750
Lotte Shopping Co. Ltd.		8,217	786,190
Medy-Tox, Inc.		3,218	860,783
Meritz Securities Co. Ltd.		218,035	659,948
Mirae Asset Daewoo Co. Ltd.		279,687	1,583,965
NAVER Corp.		99,622	14,804,879
NCSOFT Corp.		11,705	6,179,154
Netmarble Corp. (b)(c)		18,260	1,349,364
Oci Co. Ltd.		13,540	622,912
Orion Corp./Republic of Korea		16,848	1,434,036
Ottogi Corp.		883	371,703
Pearl Abyss Corp. (b)		4,599	692,323
POSCO		55,650	10,047,005
POSCO Chemtech Co. Ltd.		17,022	802,064
Posco International Corp.		33,566	468,478
S-Oil Corp.		31,753	1,992,153
S1 Corp.		12,163	918,121
Samsung Biologics Co. Ltd. (b)(c)		11,774	4,715,762
Samsung Card Co. Ltd.		20,718	654,828
Samsung Electro-Mechanics Co. Ltd.		39,555	4,041,383
Samsung Electronics Co. Ltd.		3,396,998	156,846,390
Samsung Engineering Co. Ltd. (b)		111,174	1,576,165
Samsung Fire & Marine Insurance Co. Ltd.		21,878	3,838,582
Samsung Heavy Industries Co. Ltd. (b)		313,020	1,717,513
Samsung Life Insurance Co. Ltd.		49,827	2,873,261
Samsung SDI Co. Ltd.		39,035	8,854,991
Samsung SDS Co. Ltd.		25,123	4,035,260
Samsung Securities Co. Ltd.		44,194	1,286,600
Shinhan Financial Group Co. Ltd.		320,459	10,421,316
Shinsegae Co. Ltd.		5,260	1,162,490
SK C&C Co. Ltd.		25,044	4,878,861
SK Energy Co. Ltd.		39,296	4,214,610
SK Hynix, Inc.		388,240	29,437,160
SK Telecom Co. Ltd.		14,444	2,757,352
STX Pan Ocean Co. Ltd. (Korea) (b)		190,508	625,968
ViroMed Co. Ltd.		13,598	861,210
Woongjin Coway Co. Ltd.		36,706	2,683,847
Woori Financial Group, Inc. (b)		339,221	2,853,779
Woori Investment & Securities Co. Ltd.		99,158	900,150
Yuhan Corp.		6,702	1,211,591

TOTAL KOREA (SOUTH)			453,555,654

Luxembourg - 0.1%
Globant SA (b)		24,621	3,020,997
Reinet Investments SCA		104,785	2,252,300

TOTAL LUXEMBOURG			5,273,297

Malaysia - 1.5%
AirAsia Group BHD		1,102,900	383,306
AMMB Holdings Bhd		1,186,500	1,067,881
Axiata Group Bhd		1,956,898	2,044,843
British American Tobacco (Malaysia) Bhd		98,200	281,842
Bumiputra-Commerce Holdings Bhd		3,480,152	4,175,421
Dialog Group Bhd		2,581,665	2,052,719
DiGi.com Bhd		2,232,800	2,293,429
Fraser & Neave Holdings BHD		111,400	893,297
Gamuda Bhd		1,242,200	1,165,087
Genting Bhd		1,520,500	2,035,146
Genting Malaysia Bhd		2,113,340	1,549,940
Genting Plantations Bhd		195,800	498,767
Hap Seng Consolidated Bhd		472,600	1,108,061
Hartalega Holdings Bhd		1,084,900	1,564,921
Hong Leong Bank Bhd		467,200	1,818,116
Hong Leong Credit Bhd		166,200	654,421
IHH Healthcare Bhd		1,573,087	2,179,672
IJM Corp. Bhd		1,952,100	1,003,289
IOI Corp. Bhd		1,359,800	1,499,288
IOI Properties Group Bhd		25	7
Kuala Lumpur Kepong Bhd		306,000	1,697,602
Malayan Banking Bhd		2,822,174	5,794,596
Malaysia Airports Holdings Bhd		709,200	1,161,947
Maxis Bhd		1,678,300	2,164,179
MISC Bhd		973,500	1,819,520
Nestle (Malaysia) BHD		51,300	1,804,039
Petronas Chemicals Group Bhd		1,717,400	2,584,898
Petronas Dagangan Bhd		210,926	1,126,308
Petronas Gas Bhd		570,000	2,197,617
PPB Group Bhd		410,240	1,859,585
Press Metal Bhd		987,600	1,171,102
Public Bank Bhd		2,212,757	10,011,290
QL Resources Bhd		468,800	949,098
RHB Capital Bhd		1,153,060	1,580,962
RHB Capital Bhd (b)(d)		141,500	0
Sime Darby Bhd		1,982,749	1,051,003
Sime Darby Plantation Bhd		1,479,049	1,823,888
Sime Darby Property Bhd		23	4
SP Setia Bhd		26	8
Telekom Malaysia Bhd		814,400	765,167
Tenaga Nasional Bhd		2,227,972	6,747,917
Top Glove Corp. Bhd		1,101,600	1,569,621
Westports Holdings Bhd		603,700	579,709
YTL Corp. Bhd		1,944,296	423,622

TOTAL MALAYSIA			77,153,135

Mexico - 2.0%
Alfa SA de CV Series A		2,151,200	1,609,800
Alsea S.A.B. de CV (b)		378,300	916,144
America Movil S.A.B. de CV Series L		23,934,147	19,873,873
CEMEX S.A.B. de CV unit		10,731,786	4,316,455
Coca-Cola FEMSA S.A.B. de CV unit		382,269	2,325,315
El Puerto de Liverpool S.A.B. Dcv Class C		134,299	709,609
Embotelladoras Arca S.A.B. de CV		323,700	1,833,195
Fibra Uno Administracion SA de CV		2,276,283	3,735,680
Fomento Economico Mexicano S.A.B. de CV unit		1,386,191	12,498,498
Gruma S.A.B. de CV Series B		147,105	1,563,266
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		253,627	3,134,717
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		147,120	2,826,856
Grupo Bimbo S.A.B. de CV Series A		1,155,470	2,067,500
Grupo Carso SA de CV Series A1		325,900	1,175,072
Grupo Financiero Banorte S.A.B. de CV Series O		1,844,281	11,330,877
Grupo Financiero Inbursa S.A.B. de CV Series O		1,647,500	1,873,715
Grupo Mexico SA de CV Series B		2,484,654	6,635,212
Grupo Televisa SA de CV		1,707,893	3,780,856
Industrias Penoles SA de CV		97,805	1,021,607
Infraestructura Energetica Nova S.A.B. de CV		385,300	1,809,914
Kimberly-Clark de Mexico SA de CV Series A		1,090,327	2,248,686
Megacable Holdings S.A.B. de CV unit		212,500	790,711
Mexichem S.A.B. de CV		746,120	1,745,705
Promotora y Operadora de Infraestructura S.A.B. de CV		160,395	1,730,472
Wal-Mart de Mexico SA de CV Series V		3,719,656	10,797,446

TOTAL MEXICO			102,351,181

Netherlands - 0.1%
X5 Retail Group NV GDR		86,826	3,170,889
Pakistan - 0.0%
Habib Bank Ltd.		449,900	474,663
MCB Bank Ltd.		322,300	439,350
Oil & Gas Development Co. Ltd.		494,800	441,579

TOTAL PAKISTAN			1,355,592

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		152,974	1,977,954
Philippines - 0.8%
Aboitiz Equity Ventures, Inc.		1,416,130	1,362,351
Aboitiz Power Corp.		1,051,655	658,020
Altus San Nicolas Corp. (d)		27,638	2,806
Ayala Corp.		202,336	2,870,080
Ayala Land, Inc.		5,226,913	4,238,023
Bank of the Philippine Islands (BPI)		646,338	1,031,348
BDO Unibank, Inc.		1,404,541	4,062,957
DMCI Holdings, Inc.		23,916	2,850
Globe Telecom, Inc.		23,845	871,667
GT Capital Holdings, Inc.		69,877	922,772
International Container Terminal Services, Inc.		715,690	1,817,450
JG Summit Holdings, Inc.		2,047,800	2,798,372
Jollibee Food Corp.		310,813	1,161,652
Manila Electric Co.		160,590	795,152
Megaworld Corp.		7,992,500	632,541
Metro Pacific Investments Corp.		10,121,200	635,081
Metropolitan Bank & Trust Co.		1,285,852	1,442,533
Philippine Long Distance Telephone Co.		61,705	1,195,727
Robinsons Land Corp.		1,462,197	728,505
Security Bank Corp.		161,830	559,164
SM Investments Corp.		173,110	3,279,484
SM Prime Holdings, Inc.		7,175,300	5,449,221
Universal Robina Corp.		628,758	1,784,594

TOTAL PHILIPPINES			38,302,350

Poland - 0.7%
AmRest Holdings NV (b)		53,952	669,779
Bank Millennium SA (b)		430,087	659,358
Bank Polska Kasa Opieki SA		121,300	3,098,753
Bank Zachodni WBK SA		25,396	1,877,228
BRE Bank SA (b)		10,534	1,009,206
CD Projekt RED SA		47,855	3,478,073
Cyfrowy Polsat SA		182,245	1,279,391
Dino Polska SA (b)(c)		34,660	1,453,653
Grupa Lotos SA		65,339	1,297,488
KGHM Polska Miedz SA (Bearer) (b)		98,867	2,327,153
LPP SA		921	2,012,173
NG2 SA		20,321	508,477
Orange Polska SA (b)		468,259	846,590
Polish Oil & Gas Co. SA		1,225,669	1,138,186
Polska Grupa Energetyczna SA (b)		599,851	1,062,053
Polski Koncern Naftowy Orlen SA		212,497	4,149,520
Powszechna Kasa Oszczednosci Bank SA		622,010	5,491,983
Powszechny Zaklad Ubezpieczen SA		429,446	4,457,890

TOTAL POLAND			36,816,954

Qatar - 0.7%
Barwa Real Estate Co. (b)		1,183,462	1,150,633
Industries Qatar QSC (b)		1,214,322	3,321,793
Masraf al Rayan (b)		2,411,552	2,728,809
Mesaieed Petrochemical Holding Co. (b)		2,857,374	1,718,662
Ooredoo Qsc (b)		564,258	1,073,965
Qatar Electricity & Water Co.		344,427	1,518,279
Qatar Fuel Co. (b)		321,868	1,946,590
Qatar Insurance Co. SAQ (b)		1,075,090	936,016
Qatar International Islamic Bank QSC (b)		480,838	1,236,101
Qatar Islamic Bank (b)		758,241	3,477,788
Qatar National Bank SAQ		2,994,967	16,813,273
The Commercial Bank of Qatar		1,369,420	1,805,333

TOTAL QATAR			37,727,242

Russia - 3.1%
Alrosa Co. Ltd.		1,823,331	2,287,095
Gazprom OAO		7,010,046	24,774,430
Gazprom OAO sponsored ADR (Reg. S)		287,334	2,019,958
Inter Rao Ues JSC		26,036,158	2,355,725
Lukoil PJSC		279,643	28,649,876
Magnit OJSC GDR (Reg. S)		250,873	3,411,873
Magnitogorsk Iron & Steel Works PJSC		1,572,800	1,104,742
MMC Norilsk Nickel PJSC		42,191	13,725,479
MMC Norilsk Nickel PJSC sponsored ADR		27,994	904,766
Mobile TeleSystems OJSC sponsored ADR		359,042	3,658,638
Moscow Exchange MICEX-RTS OAO (b)		977,447	1,680,712
NOVATEK OAO GDR (Reg. S)		64,580	11,624,400
Novolipetsk Steel OJSC		846,286	1,826,588
PhosAgro OJSC GDR (Reg. S)		81,340	1,032,205
Polyus PJSC		18,874	2,306,798
Rosneft Oil Co. OJSC		767,851	5,770,517
Rosneft Oil Co. OJSC GDR (Reg. S)		64,485	483,251
Sberbank of Russia		7,686,705	30,289,156
Severstal PAO		145,470	2,073,609
Severstal PAO GDR (Reg. S)		1,679	23,674
Surgutneftegas OJSC		4,965,362	3,575,837
Tatneft PAO		1,069,482	12,729,240
Tatneft PAO sponsored ADR		2,554	183,582
VTB Bank OJSC		2,339,169,962	1,697,556

TOTAL RUSSIA			158,189,707

Saudi Arabia - 2.2%
Advanced Polypropylene Co.		77,505	995,667
Al Rajhi Bank		873,504	15,458,600
Alinma Bank		525,577	3,628,050
Almarai Co. Ltd.		180,284	2,282,380
Arab National Bank		429,728	3,040,852
Bank Al-Jazira		291,851	1,169,893
Bank Albilad		262,976	1,909,940
Banque Saudi Fransi		387,194	3,828,597
Bupa Arabia for Cooperative Insurance Co.		19,985	547,563
Dar Al Arkan Real Estate Development Co. (b)		375,448	983,650
Emaar The Economic City (b)		272,983	729,022
Etihad Etisalat Co. (b)		272,151	1,911,295
Jarir Marketing Co.		41,769	1,792,326
National Commercial Bank		855,207	10,701,484
National Industrialization Co. (b)		239,148	817,131
Rabigh Refining & Petrochemical Co. (b)		155,548	829,147
Riyad Bank		856,128	5,375,900
SABIC		535,588	12,490,392
Sahara International Petrochemical Co.		258,506	1,190,561
Samba Financial Group		699,212	5,646,621
Saudi Airlines Catering Co.		29,044	795,768
Saudi Arabian Fertilizers Co.		119,976	2,398,241
Saudi Arabian Mining Co. (b)		305,417	3,492,108
Saudi Arabian Oil Co. (b)		713,284	6,492,177
Saudi Cement Co.		53,193	955,546
Saudi Electricity Co.		596,166	3,152,434
Saudi Industrial Investment Group		159,341	1,002,251
Saudi Kayan Petrochemical Co. (b)		529,351	1,403,796
Saudi Telecom Co.		286,317	6,967,149
The Co. for Cooperative Insurance (b)		43,960	878,731
The Saudi British Bank		512,470	4,363,917
The Savola Group (b)		187,084	1,782,583
Yanbu National Petrochemical Co.		162,281	2,279,373

TOTAL SAUDI ARABIA			111,293,145

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)		141,100	1,300,845
South Africa - 3.7%
Absa Group Ltd.		512,643	4,694,517
Anglo American Platinum Ltd.		38,313	3,062,028
AngloGold Ashanti Ltd.		294,851	6,015,291
Aspen Pharmacare Holdings Ltd. (b)		276,285	2,136,130
Bidcorp Ltd.		238,170	5,272,478
Bidvest Group Ltd.		205,896	2,839,756
Capitec Bank Holdings Ltd.		32,955	2,955,817
Clicks Group Ltd.		185,922	3,026,087
Discovery Ltd.		280,575	2,186,872
Exxaro Resources Ltd.		177,913	1,443,480
FirstRand Ltd.		2,398,234	9,235,961
Fortress (REIT) Ltd. Class A		844,292	1,037,891
Foschini Ltd.		166,399	1,527,786
Gold Fields Ltd.		588,596	3,810,383
Growthpoint Properties Ltd.		2,111,547	2,967,154
Impala Platinum Holdings Ltd. (b)		567,559	5,350,941
Investec Ltd.		204,865	1,147,277
Kumba Iron Ore Ltd.		45,615	1,062,349
Liberty Holdings Ltd.		91,569	644,281
Life Healthcare Group Holdings Ltd.		993,045	1,656,784
MMI Holdings Ltd.		638,766	850,780
Mr Price Group Ltd.		182,029	2,063,282
MTN Group Ltd.		1,207,686	6,500,913
MultiChoice Group Ltd. (b)		312,317	2,221,813
Naspers Ltd. Class N		311,868	50,583,906
Nedbank Group Ltd.		265,339	3,460,006
Northam Platinum Ltd. (b)		253,143	2,119,968
Oceana Group Ltd.		608	2,558
Old Mutual Ltd.		3,435,317	3,959,822
Pick 'n Pay Stores Ltd.		261,238	1,130,520
PSG Group Ltd.		108,077	1,542,826
Rand Merchant Insurance Holdings Ltd.		542,057	979,484
Redefine Properties Ltd.		3,909,300	1,872,797
Remgro Ltd.		378,032	4,596,784
RMB Holdings Ltd.		556,484	2,733,755
Sanlam Ltd.		1,333,515	6,567,840
Sasol Ltd.		399,772	6,350,806
Shoprite Holdings Ltd.		335,268	2,614,950
Sibanye-Stillwater (b)		1,612,585	4,153,415
Spar Group Ltd.		135,529	1,731,260
Standard Bank Group Ltd.		921,769	9,671,865
Steinhoff Africa Retail Ltd. (c)		608,577	665,812
Telkom SA Ltd.		200,551	431,074
Tiger Brands Ltd.		115,041	1,510,016
Vodacom Group Ltd.		459,484	3,589,599
Woolworths Holdings Ltd.		710,106	2,099,777

TOTAL SOUTH AFRICA			186,078,891

Taiwan - 9.1%
Accton Technology Corp.		350,000	1,850,085
Acer, Inc.		2,067,000	1,136,832
Advantech Co. Ltd.		244,993	2,323,942
ASE Technology Holding Co. Ltd.		2,339,592	5,614,425
Asia Cement Corp.		1,487,000	2,199,646
ASUSTeK Computer, Inc.		486,502	3,563,307
AU Optronics Corp.		5,893,000	1,944,184
Catcher Technology Co. Ltd.		448,095	3,529,000
Cathay Financial Holding Co. Ltd.		5,337,809	7,105,216
Chang Hwa Commercial Bank		3,768,704	2,654,781
Cheng Shin Rubber Industry Co. Ltd.		1,304,000	1,679,301
Chicony Electronics Co. Ltd.		409,008	1,145,316
China Airlines Ltd.		1,769,000	465,164
China Development Finance Holding Corp.		8,534,000	2,596,516
China Life Insurance Co. Ltd. (b)		1,770,055	1,429,363
China Steel Corp.		7,948,289	6,023,134
Chinatrust Financial Holding Co. Ltd.		12,663,778	9,134,386
Chunghwa Telecom Co. Ltd.		2,574,129	9,145,840
Compal Electronics, Inc.		2,932,000	1,755,833
Delta Electronics, Inc.		1,323,717	6,150,781
E.SUN Financial Holdings Co. Ltd.		7,139,110	6,558,939
ECLAT Textile Co. Ltd.		134,129	1,701,275
EVA Airways Corp.		1,573,659	629,231
Evergreen Marine Corp. (Taiwan) (b)		1,569,735	600,396
Far Eastern Textile Ltd.		2,247,000	2,071,624
Far EasTone Telecommunications Co. Ltd.		1,082,348	2,438,156
Feng Tay Enterprise Co. Ltd.		230,992	1,374,973
First Financial Holding Co. Ltd.		6,809,062	5,269,895
Formosa Chemicals & Fibre Corp.		2,424,149	6,729,432
Formosa Petrochemical Corp.		858,347	2,524,240
Formosa Plastics Corp.		3,053,085	9,323,592
Formosa Taffeta Co. Ltd.		626,000	692,620
Foxconn Technology Co. Ltd.		609,710	1,203,431
Fubon Financial Holding Co. Ltd.		4,525,846	6,674,789
Giant Manufacturing Co. Ltd.		207,000	1,212,235
GlobalWafers Co. Ltd.		150,000	1,924,234
Highwealth Construction Corp.		557,000	827,340
HIWIN Technologies Corp.		157,744	1,560,967
Hon Hai Precision Industry Co. Ltd. (Foxconn)		8,492,465	22,964,114
Hotai Motor Co. Ltd.		205,000	4,158,491
Hua Nan Financial Holdings Co. Ltd.		5,418,203	3,840,254
Innolux Corp.		5,919,000	1,692,283
Inventec Corp.		1,767,000	1,322,925
Largan Precision Co. Ltd.		68,451	10,573,873
Lite-On Technology Corp.		1,449,044	2,232,524
MediaTek, Inc.		1,026,615	12,917,717
Mega Financial Holding Co. Ltd.		7,439,289	7,686,910
Micro-Star International Co. Ltd.		480,000	1,450,259
Nan Ya Plastics Corp.		3,554,358	8,101,632
Nanya Technology Corp.		828,000	2,078,204
Nien Made Enterprise Co. Ltd.		115,000	926,265
Novatek Microelectronics Corp.		392,000	2,748,861
Pegatron Corp.		1,347,000	2,777,455
Phison Electronics Corp.		103,000	1,068,202
Pou Chen Corp.		1,539,391	1,768,220
Powertech Technology, Inc.		511,981	1,803,973
President Chain Store Corp.		392,000	3,835,373
Quanta Computer, Inc.		1,862,000	3,759,719
Realtek Semiconductor Corp.		326,000	2,604,853
Ruentex Development Co. Ltd.		370,600	514,861
Ruentex Industries Ltd.		237,000	526,918
Shin Kong Financial Holding Co. Ltd.		7,199,742	2,315,734
Sinopac Holdings Co.		7,322,302	3,088,448
Standard Foods Corp.		286,016	648,504
Synnex Technology International Corp.		853,700	1,047,739
Taishin Financial Holdings Co. Ltd.		6,523,532	3,023,658
Taiwan Business Bank		3,605,545	1,456,360
Taiwan Cement Corp.		3,339,519	4,595,709
Taiwan Cooperative Financial Holding Co. Ltd.		6,190,202	4,220,188
Taiwan High Speed Rail Corp.		1,337,000	1,580,464
Taiwan Mobile Co. Ltd.		1,095,000	3,853,137
Taiwan Semiconductor Manufacturing Co. Ltd.		16,763,740	171,954,171
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		142,500	7,686,450
Tatung Co. Ltd. (b)		1,334,000	852,931
The Shanghai Commercial & Savings Bank Ltd.		2,271,420	3,702,890
Unified-President Enterprises Corp.		3,298,332	7,814,973
United Microelectronics Corp.		7,519,000	3,650,257
Vanguard International Semiconductor Corp.		630,000	1,543,614
Walsin Technology Corp.		214,000	1,452,966
Win Semiconductors Corp.		229,000	2,064,542
Winbond Electronics Corp.		2,084,000	1,142,245
Wistron Corp.		1,956,251	1,733,831
Wiwynn Corp.		53,000	1,211,642
WPG Holding Co. Ltd.		1,049,880	1,308,954
Yageo Corp.		176,321	2,199,559
Yuanta Financial Holding Co. Ltd.		6,794,284	4,375,652

TOTAL TAIWAN			464,642,925

Thailand - 2.0%
Advanced Info Service PCL		39,400	256,236
Advanced Info Service PCL (For. Reg.)		800,800	5,207,967
Airports of Thailand PCL		113,100	254,563
Airports of Thailand PCL (For. Reg.)		3,009,000	6,772,579
B. Grimm Power PCL		810,900	1,605,889
B. Grimm Power PCL		37,900	75,056
Bangkok Bank PCL (For. Reg.)		337,500	1,554,292
Bangkok Dusit Medical Services PCL		336,300	267,510
Bangkok Dusit Medical Services PCL (For. Reg.)		6,306,500	5,016,511
Bangkok Expressway and Metro PCL		5,066,000	1,776,436
Bangkok Expressway and Metro PCL		17,100	5,996
Banpu PCL		238,800	77,034
Banpu PCL (For. Reg.)		2,845,500	917,921
Berli Jucker PCL		42,200	55,148
Berli Jucker PCL (For. Reg)		746,300	975,282
BTS Group Holdings PCL:
(For. Reg.)		4,844,300	1,918,054
warrants (b)		484,430	8,133
Bumrungrad Hospital PCL		15,200	65,011
Bumrungrad Hospital PCL (For. Reg.)		280,200	1,198,434
C.P. ALL PCL (For. Reg.)		4,218,000	9,539,247
Central Pattana PCL		100,800	195,357
Central Pattana PCL (For. Reg.)		1,570,700	3,044,118
Charoen Pokphand Foods PCL		114,300	109,383
Charoen Pokphand Foods PCL (For. Reg.)		2,681,900	2,566,527
Electricity Generating PCL		8,800	85,667
Electricity Generating PCL (For. Reg.)		195,400	1,902,201
Energy Absolute PCL		66,100	91,119
Energy Absolute PCL		1,115,500	1,537,716
Global Power Synergy Public Co. Ltd.		519,400	1,392,583
Global Power Synergy Public Co. Ltd.		30,700	82,311
Gulf Energy Development PCL		7,900	48,546
Gulf Energy Development PCL		390,500	2,399,651
Home Product Center PCL		156,200	72,875
Home Product Center PCL (For. Reg.)		4,004,300	1,868,207
Indorama Ventures PCL		52,600	46,933
Indorama Ventures PCL (For. Reg.)		1,386,800	1,237,393
Intouch Holdings PCL		98,900	175,831
Intouch Holdings PCL (For. Reg.)		1,526,500	2,713,907
IRPC PCL		482,000	44,025
IRPC PCL (For. Reg.)		7,481,900	683,390
Kasikornbank PCL		39,300	175,858
Kasikornbank PCL (For. Reg.)		1,183,400	5,314,282
Krung Thai Bank PCL		181,400	93,368
Krung Thai Bank PCL (For. Reg.)		2,481,400	1,277,192
Land & House PCL		481,200	142,700
Land & House PCL (For. Reg.)		5,515,800	1,635,716
Minor International PCL		81,000	79,575
Minor International PCL:
warrants 9/30/21 (b)		79,000	5,405
(For. Reg.)		1,946,300	1,912,067
Muangthai Leasing PCL		442,701	916,210
Osotspa PCL		41,700	58,828
Osotspa PCL		593,700	837,560
PTT Exploration and Production PCL		35,300	139,739
PTT Exploration and Production PCL (For. Reg.)		922,000	3,649,843
PTT Global Chemical PCL		72,300	112,394
PTT Global Chemical PCL (For. Reg.)		1,518,500	2,360,579
PTT PCL		368,700	508,901
PTT PCL (For. Reg.)		7,608,400	10,501,542
Ratchaburi Electric Generating Holding PCL		41,900	91,255
Ratchaburi Electric Generating Holding PCL (For. Reg.)		447,400	974,408
Robinsons Department Store PCL		34,300	59,145
Robinsons Department Store PCL (For. Reg.)		314,600	542,474
Siam Cement PCL		31,900	364,488
Siam Cement PCL (For. Reg.)		531,000	6,067,178
Siam Commercial Bank PCL		36,000	112,339
Siam Commercial Bank PCL (For. Reg.)		556,000	1,735,020
Srisawad Corp. PCL		22,000	52,438
Srisawad Corp. PCL		491,200	1,166,915
Thai Oil PCL		37,400	61,742
Thai Oil PCL (For. Reg.)		799,200	1,319,360
Thai Union Frozen Products PCL (For. Reg.)		2,377,600	1,163,616
TMB Bank PCL (For. Reg.)		18,128,658	815,775
Total Access Communication PCL (For. Reg.)		402,100	570,194
True Corp. PCL		589,900	70,535
True Corp. PCL (For. Reg.)		7,356,437	879,619

TOTAL THAILAND			103,613,299

Turkey - 0.4%
Akbank TAS (b)		2,037,415	2,811,988
Anadolu Efes Biracilik Ve Malt Sanayii A/S		150,449	622,938
Arcelik A/S (b)		144,236	503,702
Aselsan A/S		242,586	950,928
Bim Birlesik Magazalar A/S JSC		301,279	2,455,640
Eregli Demir ve Celik Fabrikalari T.A.S.		986,313	1,537,625
Ford Otomotiv Sanayi A/S		50,922	638,147
Haci Omer Sabanci Holding A/S		665,589	1,084,338
Koc Holding A/S		550,966	1,798,885
TAV Havalimanlari Holding A/S		128,764	586,078
Tupras Turkiye Petrol Rafinerileri A/S		88,379	1,662,806
Turk Hava Yollari AO (b)		396,078	905,359
Turkcell Iletisim Hizmet A/S		784,573	1,848,445
Turkiye Garanti Bankasi A/S (b)		1,645,188	3,271,271
Turkiye Is Bankasi A/S Series C (b)		1,132,362	1,371,757

TOTAL TURKEY			22,049,907

United Arab Emirates - 0.5%
Abu Dhabi Commercial Bank PJSC		1,840,039	3,832,319
Aldar Properties PJSC (b)		2,532,129	1,537,318
DP World Ltd.		112,696	1,577,744
Dubai Islamic Bank Pakistan Ltd. (b)		1,083,837	1,684,897
Emaar Malls Group PJSC (b)		1,722,126	853,315
Emaar Properties PJSC		2,319,883	2,551,647
Emirates Telecommunications Corp.		1,161,887	5,149,813
National Bank of Abu Dhabi PJSC		1,809,793	7,627,338

TOTAL UNITED ARAB EMIRATES			24,814,391

United Kingdom - 0.0%
Mediclinic International PLC		7,589	36,659
United States of America - 0.3%
Southern Copper Corp.		60,437	2,277,266
Yum China Holdings, Inc.		253,866	10,934,009

TOTAL UNITED STATES OF AMERICA			13,211,275

TOTAL COMMON STOCKS
(Cost $3,404,829,005)			4,030,803,907

Nonconvertible Preferred Stocks - 2.7%
Brazil - 1.9%
Banco Bradesco SA:
(PN)		2,570,360	19,740,144
(PN) sponsored ADR		373,654	2,850,980
Braskem SA (PN-A)		134,800	993,074
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		181,600	1,733,057
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		112,800	2,240,934
Companhia Energetica de Minas Gerais (CEMIG) (PN)		654,029	2,283,130
Gerdau SA		770,500	3,607,277
Itau Unibanco Holding SA		3,445,171	26,402,305
Itausa-Investimentos Itau SA (PN)		3,144,112	9,441,293
Lojas Americanas SA (PN)		535,132	3,442,508
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		2,997,800	19,914,867
Telefonica Brasil SA		321,525	4,458,826

TOTAL BRAZIL			97,108,395

Chile - 0.1%
Embotelladora Andina SA Class B		263,497	688,095
Sociedad Quimica y Minera de Chile SA (PN-B)		81,348	2,266,725

TOTAL CHILE			2,954,820

Colombia - 0.1%
Bancolombia SA (PN)		319,519	4,176,169
Grupo Aval Acciones y Valores SA		3,311,260	1,403,897

TOTAL COLOMBIA			5,580,066

Korea (South) - 0.5%
AMOREPACIFIC Corp.		5,658	391,255
Hyundai Motor Co.		12,810	778,300
Hyundai Motor Co. Series 2		29,219	1,953,881
LG Chemical Ltd.		5,515	819,837
LG Household & Health Care Ltd.		1,770	1,116,884
Samsung Electronics Co. Ltd.		581,809	22,664,356

TOTAL KOREA (SOUTH)			27,724,513

Russia - 0.1%
AK Transneft OAO		336	866,834
Surgutneftegas OJSC		5,137,322	2,898,916

TOTAL RUSSIA			3,765,750

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $103,030,207)			137,133,544
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
Britannia Industries Ltd. 8% 8/28/22 (Cost $184)	INR	38,067	172

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(e)
(Cost $3,092,693)		$3,100,000	3,094,109
		Shares	Value

Money Market Funds - 17.8%
Fidelity Cash Central Fund 1.58% (f)		890,657,011	890,835,142
Fidelity Securities Lending Cash Central Fund 1.59% (f)(g)		19,444,662	19,446,607
TOTAL MONEY MARKET FUNDS
(Cost $910,281,749)			910,281,749
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $4,421,233,838)			5,081,313,481
NET OTHER ASSETS (LIABILITIES) - 0.5%(h)			24,648,213
NET ASSETS - 100%			$5,105,961,694

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	17,629	March 2020	$925,610,645	$(65,116,431)	$(65,116,431)
SGX MSCI Taiwan Index Contracts (Singapore)	300	Feb. 2020	13,218,000	(508,320)	(508,320)
TOTAL FUTURES CONTRACTS					$(65,624,751)

The notional amount of futures purchased as a percentage of Net Assets is 18.4%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,017,173 or 1.6% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,094,109.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $42,961,045 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$519,764
Fidelity Securities Lending Cash Central Fund	190,813
Total	$710,577

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market. Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract’s exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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